PROPERTY AND EQUIPMENT - Summary of property and equipment (Parentheticals) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Accumulated depreciation and amortization related to capital leases	$ 31,784	$ 25,209